Cash Flow Reconciliations	12 Months Ended
Dec. 31, 2018
Cash Flow Reconciliations
Cash Flow Reconciliations

27. Cash Flow Reconciliations

        The reconciliation of the Group's non-cash investing and financing activities for the two years ended December 31, 2018 are presented in the tables below:

        A reconciliation of borrowings arising from financing activities is as follows:

	Opening balance	Cash flows	Other comprehensive income	Non-cash items	Deferred financing costs, assets	Total
Borrowings outstanding as of January 1, 2017	2,652,026	—	—	—	—	2,652,026
Proceeds from bank loans and bonds	—	280,000	—	—	—	280,000
Bank loans and bond repayments	—	(397,008)	—	—	—	(397,008)
Additions in deferred loan/bond fees	—	(8,830)	—	(1,526)	5,474	(4,882)
Amortization of deferred loan and bond issuance costs and premium (Note 19)	—	—	—	12,398	—	12,398
Retranslation of the NOK Bonds in U.S. dollars	—	—	5,022	—	—	5,022

Borrowings outstanding as of December 31, 2017	2,652,026	(125,838)	5,022	10,872	5,474	2,547,556

	Opening balance	Cash flows	Other comprehensive income	Non-cash items	Deferred financing costs, assets	Total
Borrowings outstanding as of January 1, 2018	2,547,556	—	—	—	—	2,547,556
Proceeds from bank loans and bonds	—	524,165	—	—	—	524,165
Bank loans and bond repayments	—	(231,753)	—	—	—	(231,753)
Additions in deferred loan/bond fees	—	(7,449)	—	1,119	(12,941)	(19,271)
Amortization of deferred loan and bond issuance costs and premium (Note 19)	—	—	—	12,593	—	12,593
Retranslation of the NOK Bonds in U.S. dollars	—	—	(4,831)	—	—	(4,831)

Borrowings outstanding as of December 31, 2018	2,547,556	284,963	(4,831)	13,712	(12,941)	2,828,459

        A reconciliation of derivatives arising from financing activities is as follows:

	Opening balance	Cash flows	Other comprehensive income	Non-cash items	Total
Net derivative liabilities as of January 1, 2017	(22,401)	—	—	—	(22,401)
Unrealized gain on derivative financial instruments held for trading including ineffective portion of cash flow hedge	—	—	—	10,505	10,505
Payment for CCS termination (Note 26)	—	20,603	—	—	20,603
Effective portion of changes in the fair value of derivatives designated as cash flow hedging instruments	—	—	7,689	—	7,689

Net derivative (liabilities)/assets as of December 31, 2017	(22,401)	20,603	7,689	10,505	16,396

	Opening balance	Cash flows	Other comprehensive income	Non-cash items	Total
Net derivative assets as of January 1, 2018	16,396	—	—	—	16,396
Unrealized loss on derivative financial instruments held for trading	—	—	—	(7,922)	(7,922)
Ineffective portion of cash flow hedges	—	—	—	(289)	(289)
Effective portion of changes in the fair value of derivatives designated as cash flow hedging instruments	—	—	(5,089)	—	(5,089)

Net derivative assets as of December 31, 2018	16,396	—	(5,089)	(8,211)	3,096

        A reconciliation of tangible fixed assets, vessels under construction and vessel held under finance lease arising from investing activities is as follows:

	Opening balance	Cash flows	Non-cash items	Total
Tangible fixed assets, vessels under construction and vessel held under finance lease as of January 1, 2017	4,207,407	—	—	4,207,407
Additions (Note 6)	—	82,352	978	83,330
Depreciation expense (Note 6)	—	—	(137,187)	(137,187)

Tangible fixed assets, vessels under construction and vessel held under finance lease as of December 31, 2017	4,207,407	82,352	(136,209)	4,153,550

	Opening balance	Cash flows	Non-cash items	Total
Tangible fixed assets, vessels under construction and vessel held under finance lease as of January 1, 2018	4,153,550	—	—	4,153,550
Additions (Note 6)	—	673,823	17,080	690,903
Transfer under "Other non-current assets"	—	—	(1,650)	(1,650)
Depreciation expense (Note 6)	—	—	(153,193)	(153,193)

Tangible fixed assets, vessels under construction and vessel held under finance lease as of December 31, 2018	4,153,550	673,823	(137,763)	4,689,610

        A reconciliation of finance lease liabilities arising from financing activities is as follows:

	Opening balance	Cash flows	Non-cash items	Total
Finance lease liabilities as of January 1, 2017	220,401	—	—	220,401
Finance lease charge (Note 19)	—	—	10,875	10,875
Payments for interest	—	(14,276)	—	(14,276)
Payments for finance lease liability	—	(3,572)	—	(3,572)

Finance lease liabilities as of December 31, 2017	220,401	(17,848)	10,875	213,428

	Opening balance	Cash flows	Non-cash items	Total
Finance lease liabilities as of January 1, 2018	213,428	—	—	213,428
Finance lease charge (Note 19)	—	—	10,520	10,520
Payments for interest	—	(10,520)	—	(10,520)
Payments for finance lease liability	—	(7,329)	—	(7,329)

Finance lease liabilities as of December 31, 2018	213,428	(17,849)	10,520	206,099

        A reconciliation of equity offerings arising from financing activities is as follows:

	Cash flows	Non-cash items	Total
Proceeds from GasLog Partners' common unit offerings (net of underwriting discounts and commissions)	141,395	—	141,395
Proceeds from GasLog Partners' preference unit offerings (net of underwriting discounts and commissions)	139,222	—	139,222
Offering costs	(2,032)	(359)	(2,391)

Net proceeds from equity offerings in the year ended December 31, 2017	278,585	(359)	278,226

	Cash flows	Non-cash items	Total
Proceeds from GasLog Partners' common unit offerings (net of underwriting discounts and commissions)	60,345	—	60,345
Proceeds from GasLog Partners' preference unit offerings (net of underwriting discounts and commissions)	208,394	—	208,394
Offering costs	(917)	(703)	(1,620)

Net proceeds from equity offerings in the year ended December 31, 2018	267,822	(703)	267,119